Expense Example	Sep. 25, 2026 USD ($)
NORTH SQUARE DYNAMIC SMALL CAP FUND | NORTH SQUARE DYNAMIC SMALL CAP FUND Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 694
Expense Example, with Redemption, 3 Years	946
Expense Example, with Redemption, 5 Years	1,239
Expense Example, with Redemption, 10 Years	2,129
NORTH SQUARE DYNAMIC SMALL CAP FUND | NORTH SQUARE DYNAMIC SMALL CAP FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	565
Expense Example, with Redemption, 10 Years	1,328
NORTH SQUARE KENNEDY MICROCAP FUND | NORTH SQUARE KENNEDY MICROCAP FUND Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	741
Expense Example, with Redemption, 3 Years	1,152
Expense Example, with Redemption, 5 Years	1,587
Expense Example, with Redemption, 10 Years	2,793
NORTH SQUARE KENNEDY MICROCAP FUND | NORTH SQUARE KENNEDY MICROCAP FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	516
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	2,000
NORTH SQUARE SELECT SMALL CAP FUND | NORTH SQUARE SELECT SMALL CAP FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	600
Expense Example, with Redemption, 10 Years	1,347
NORTH SQUARE SMALL CAP VALUE FUND | NORTH SQUARE SMALL CAP VALUE FUND Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
NORTH SQUARE SMALL CAP VALUE FUND | NORTH SQUARE SMALL CAP VALUE FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND | NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,371
NORTH SQUARE CORE PLUS BOND FUND | NORTH SQUARE CORE PLUS BOND FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,473
NORTH SQUARE MCKEE BOND FUND | NORTH SQUARE MCKEE BOND FUND Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	123
Expense Example, with Redemption, 5 Years	226
Expense Example, with Redemption, 10 Years	528
NORTH SQUARE MCKEE BOND FUND | NORTH SQUARE MCKEE BOND FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	259
Expense Example, with Redemption, 10 Years	580
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND | NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	545
Expense Example, with Redemption, 10 Years	1,224
NORTH SQUARE STRATEGIC INCOME FUND | NORTH SQUARE STRATEGIC INCOME FUND Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	466
Expense Example, with Redemption, 3 Years	695
Expense Example, with Redemption, 5 Years	943
Expense Example, with Redemption, 10 Years	1,650
NORTH SQUARE STRATEGIC INCOME FUND | NORTH SQUARE STRATEGIC INCOME FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	441
Expense Example, with Redemption, 10 Years	1,001
NORTH SQUARE MULTI STRATEGY FUND | NORTH SQUARE MULTI STRATEGY FUND Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	722
Expense Example, with Redemption, 3 Years	1,031
Expense Example, with Redemption, 5 Years	1,361
Expense Example, with Redemption, 10 Years	2,294
NORTH SQUARE MULTI STRATEGY FUND | NORTH SQUARE MULTI STRATEGY FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,613
NORTH SQUARE SPECTRUM ALPHA FUND | NORTH SQUARE SPECTRUM ALPHA FUND Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	766
Expense Example, with Redemption, 3 Years	1,166
Expense Example, with Redemption, 5 Years	1,591
Expense Example, with Redemption, 10 Years	2,768
NORTH SQUARE SPECTRUM ALPHA FUND | NORTH SQUARE SPECTRUM ALPHA FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	177
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	2,052
NORTH SQUARE TACTICAL DEFENSIVE FUND | NORTH SQUARE TACTICAL DEFENSIVE FUND Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	770
Expense Example, with Redemption, 3 Years	1,186
Expense Example, with Redemption, 5 Years	1,626
Expense Example, with Redemption, 10 Years	2,844
NORTH SQUARE TACTICAL DEFENSIVE FUND | NORTH SQUARE TACTICAL DEFENSIVE FUND Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	382
Expense Example, with Redemption, 3 Years	877
Expense Example, with Redemption, 5 Years	1,498
Expense Example, with Redemption, 10 Years	3,172
NORTH SQUARE TACTICAL DEFENSIVE FUND | NORTH SQUARE TACTICAL DEFENSIVE FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	182
Expense Example, with Redemption, 3 Years	565
Expense Example, with Redemption, 5 Years	974
Expense Example, with Redemption, 10 Years	2,115
NORTH SQUARE TACTICAL GROWTH FUND | NORTH SQUARE TACTICAL GROWTH FUND Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	739
Expense Example, with Redemption, 3 Years	1,079
Expense Example, with Redemption, 5 Years	1,442
Expense Example, with Redemption, 10 Years	2,460
NORTH SQUARE TACTICAL GROWTH FUND | NORTH SQUARE TACTICAL GROWTH FUND Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	349
Expense Example, with Redemption, 3 Years	764
Expense Example, with Redemption, 5 Years	1,306
Expense Example, with Redemption, 10 Years	2,787
NORTH SQUARE TACTICAL GROWTH FUND | NORTH SQUARE TACTICAL GROWTH FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	460
Expense Example, with Redemption, 5 Years	793
Expense Example, with Redemption, 10 Years	1,736
NORTH SQUARE RCIM TAX-ADVANTAGED PREFERRED AND INCOME SECURITIES ETF | NORTH SQUARE RCIM TAX-ADVANTAGED PREFERRED AND INCOME SECURITIES ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 750